Debt Obligations 3.77% Senior Notes (Details)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 28, 2016 USD ($)
Debt Instrument [Line Items]
Debt issuance costs			$ 6,000,000
Restricted cash and investments		$ 24,500,000
Interest coverage ratio		7.43
Senior Notes | 3.77% Senior Notes, due 2031
Debt Instrument [Line Items]
Debt instrument	$ 60,000,000.0
Debt instrument, interest rate (percent)	3.77%	3.77%
Repayments, average quarterly principal payment	$ 1,100,000
Proceeds from debt	57,700,000
Debt issuance costs	$ 2,300,000
Interest coverage ratio		1.20
Debt instrument, fair value		$ 54,600,000